THE LAZARD FUNDS, INC.

Supplement to Prospectus dated May 1, 2005

Principal Portfolio Managers

The following are the principal persons primarily responsible for the day-to-day management of the assets of Lazard International Equity Portfolio and Lazard International Equity Select Portfolio. Each Portfolio is managed on a team basis. This information replaces any contrary information contained in the Prospectus.

International Equity Portfolio—John R. Reinsberg (since inception), Gabrielle M. Boyle, Michael A. Bennett and Michael Powers (each since May 2003) and Michael G. Fry (since November 2005)

International Equity Select Portfolio—John R. Reinsberg (since inception), Gabrielle M. Boyle, Michael A. Bennett and Michael Powers (each since May 2003) and Michael G. Fry (since November 2005)

Biographical Information of Principal Portfolio Managers

The following information is added to the "Biographical Information of Principal Portfolio Managers" section of the Prospectus:

Michael G. Fry. Mr. Fry joined the Investment Manager in 2005 and also is a Managing Director and portfolio manager within Lazard Asset Management Limited in London. Prior to that time, Mr. Fry held several positions at UBS Global Asset Management, including lead portfolio manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1987.

Lazard U.S. Strategic Equity—Performance Bar Chart and Table—Fees and Expenses

The following fee table and expense example replace any contrary information contained in the Prospectus.

                                                     Institutional                              Open
                                                        Shares                                 Shares
---------------------------------------- -------------------------------------- --------------------------------------
Shareholder Transaction Fees
Maximum Redemption Fee
(as a % of amount redeemed)
Charged only when selling or
exchanging shares you have
owned for 30 days or less.                               1.00%                                  1.00%
---------------------------------------- -------------------------------------- --------------------------------------
Annual Portfolio
Operating Expenses
---------------------------------------- -------------------------------------- --------------------------------------
Management Fees                                          .75%                                   .75%
---------------------------------------- -------------------------------------- --------------------------------------
Distribution and
Service (12b-1) Fees                                     None                                   .25%
---------------------------------------- -------------------------------------- --------------------------------------
Other Expenses*                                          .65%                                   .70%
---------------------------------------- -------------------------------------- --------------------------------------
Total Annual Portfolio
Operating Expenses                                       1.40%                                  1.70%
---------------------------------------- -------------------------------------- --------------------------------------
Fee Waivers and Expenses
Reimbursement**                                          .35%                                   .35%
---------------------------------------- -------------------------------------- --------------------------------------
Net Expenses**                                           1.05%                                  1.35%
---------------------------------------- -------------------------------------- --------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

** Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, to reimburse the Portfolio through December 31, 2006, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and 1.35% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively.

Lazard U.S. Strategic                                      1                 3               5               10
Equity Portfolio                                          Year             Years           Years           Years

Institutional Shares                                      $125             $400             $747           $1,726
--------------------------------------------------- ----------------- ---------------- --------------- ---------------
Open Shares                                               $155             $493             $905           $2,053
--------------------------------------------------- ----------------- ---------------- --------------- ---------------

Dated: November 15, 2005